Basis of Presentation and Significant Accounting Policies - Summary of Adoption Impacts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ACL on mortgage loans	$ (12)	$ (17)
ACL on reinsurance recoverables	(37)	(7)
Other	$ 0	$ 12
Cumulative effect of accounting changes, net of tax | Accounting Standards Update 2016-13 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ACL on mortgage loans			$ (9)
ACL on reinsurance recoverables			(5)
Other			3
Net decrease to retained earnings			$ (11)